Intangible Assets, Net	12 Months Ended
Dec. 31, 2018
Intangible Assets, Net
Intangible Assets, Net

8. Intangible Assets, Net

The following is a summary of intangible assets, net:

	As of December 31, 2017
	Gross	Accumulated	Net
	carrying value	amortization	carrying value
	RMB in thousands
Licensed copyrights of video content	799,342	(399,503)	399,839
License rights of mobile games	13,877	(13,256)	621
Domain names and others	49,989	(24,157)	25,832
Total	863,208	(436,916)	426,292

	As of December 31, 2018
	Gross	Accumulated	Net
	carrying value	amortization	carrying value
	RMB in thousands
Licensed copyrights of video content	1,997,175	(921,565)	1,075,610
License rights of mobile games	18,098	(15,163)	2,935
Domain names and others	412,202	(71,312)	340,890
Total	2,427,475	(1,008,040)	1,419,435

Amortization expenses were RMB142.7 million, RMB260.6 million and RMB542.7 million for the years ended December 31, 2016, 2017 and 2018, respectively. No impairment charge was recognized for any of the periods presented. As of December 31, 2018, the licensed copyrights of video content have weighted-average useful lives of 3.6 years. The intangible assets amortization expense for future years is expected to be as follows:

Intangible assets amortization expense
RMB in thousands
2019	621,079
2020	389,364
2021	156,243
2022	83,953
2023	55,638
Thereafter	113,158
Total expected amortization expense	1,419,435